UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 23373

NORTH SQUARE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Name and address of agent for service)

(312) 857-2160
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2020

Date of reporting period: June 30, 2019

Item 1. Schedule of Investments.

North Square Global Resources and Infrastructure Fund
Schedule of Investments
As of June 30, 2019 (Unaudited)

Number of Shares		Market Value
	COMMON STOCKS - 99.9%
	Australia - 5.4%
12,700	BHP Group Ltd. - ADR	$737,997

	Brazil - 4.9%
24,624	BRF S.A. - ADR *	187,142
33,833	Ultrapar Participacoes SA - ADR	177,285
21,970	Vale SA	295,277
		659,704
	Canada - 7.6%
13,071	Barrick Gold Corp.	206,130
5,403	Canadian Natural Resources Ltd.	145,719
2,054	Enbridge, Inc.	74,108
5,746	Nutrien Ltd.	307,181
7,076	Suncor Energy, Inc.	220,488
1,745	TC Energy Corp.	86,412
		1,040,038
	France - 3.5%
8,476	TOTAL S.A. - ADR	472,876

	Ireland - 0.8%
3,340	Smurfit Kappa Group PLC	101,036

	Italy - 1.4%
5,663	Eni SpA - ADR	187,049

	Luxembourg - 0.9%
6,717	ArcelorMittal	121,108

	Netherlands - 4.7%
9,875	Royal Dutch Shell PLC - Class A - ADR	642,566

	Republic of Korea - 0.3%
818	POSCO - ADR *	43,403

	Russian Federation - 0.9%
1,490	LUKOIL PJSC - ADR	125,190

	Switzerland - 3.5%
138,010	Glencore PLC	479,091

	Turkey - 0.4%
8,790	Turkcell Iletisim Hizmetleri A.S. - ADR	48,169

	United Kingdom - 10.3%
15,965	Anglo American PLC	455,068
16,016	BP PLC - ADR	667,867
4,563	Rio Tinto PLC - ADR	284,458
		1,407,393
	United States - 55.3%
1,178	Air Products & Chemicals, Inc.	266,664
8,578	Alcoa Corp.*	200,811
3,040	Anadarko Petroleum Corp.	214,502
7,492	Archer-Daniels-Midland Co.	305,674
3,095	Bunge Ltd.	172,423
814	Caterpillar, Inc.	110,940
4,609	CF Industries Holdings, Inc.	215,286
3,363	Cheniere Energy, Inc.*	230,197
2,945	Chevron Corp.	366,476
1,682	ConocoPhillips	102,602
1,816	Corteva, Inc.*	53,699
2,350	Deere & Co.	389,419
1,656	Dow, Inc.	81,657
1,336	DuPont de Nemours, Inc.	100,294
3,032	EOG Resources, Inc.	282,461
6,022	Exxon Mobil Corp.	461,466
31,777	Freeport-McMoRan, Inc.	368,931
10,617	Green Plains, Inc.	114,451
6,063	Halliburton Co.	137,873
6,054	International Paper Co.	262,259
859	Kansas City Southern	104,643
14,189	Kinder Morgan Inc.	296,266
1,486	LyondellBasell Industries N.V. - Class A	127,989
5,272	Marathon Petroleum Corp.	294,599
2,850	Newmont Goldcorp Corp.	109,640
9,408	Noble Energy, Inc.	210,739
2,799	Nucor Corp.	154,225
3,549	Olin Corp.	77,759
848	Packaging Corp of America	80,831
1,554	Phillips 66	145,361
2,513	Pioneer Natural Resources Co.	386,650
2,636	Schlumberger Ltd.	104,755
1,754	Southern Copper Corp.	68,143
6,626	Steel Dynamics, Inc.	200,105
4,660	United States Steel Corp.	71,345
991	Valero Energy Corp.	84,840
436	Vulcan Materials Co.	59,867
5,277	Westrock Co.	192,452
12,307	Weyerhaeuser Co.	324,166
		7,532,460

	TOTAL COMMON STOCKS
	(Cost $13,132,726)	13,598,080

	SHORT-TERM INVESTMENT - 0.2%
34,994	First American Treasury Obligations Fund - Class X, 2.250%[1]	34,994
	TOTAL SHORT-TERM INVESTMENT
	(Cost $34,994)

	TOTAL INVESTMENTS - 100.1%
	(Cost $13,167,720)	13,633,074
	Liabilities in Excess of Other Assets - (0.1)%	(17,001)
	TOTAL NET ASSETS - 100.00%	$13,616,073

	ADR – American Depositary Receipt
	PJSC – Public Joint Stock Company
	PLC – Public Limited Company

	* Non-income producing security.
	[1] The rate is the annualized seven-day yield at period end.

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows*:
	Cost of investments	13,167,720
	Gross unrealized appreciation	1,719,089
	Gross unrealized depreciation	(1,253,735)
	Net unrealized appreciation on investments	465,354

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Global Resources and Infrastructure Fund
Schedule of Investments
As of June 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Energy	45.8%
Materials	42.0%
Consumer Staples	4.9%
Industrials	4.4%
Real Estate	2.4%
Communication Services	0.4%
Total Common Stocks	99.9%
Short-Term Investment	0.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

North Square Global Resources and Infrastructure Fund
Notes to Schedule of Investments
As of June 30, 2019 (Unaudited)

Note 1 – Organization
The North Square Global Resources & Infrastructure Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide long-term growth of capital. The Fund currently offers two classes of shares: Class A and Class I commenced operations on September 28, 2012. Prior to July 1, 2017 the shares were part of RidgeWorth Capital Innovations Global Resources and Infrastructure Fund (the “Acquired Fund”) a separate series of RidgeWorth Funds. Class C shareholders received Class A shares effective as of the close of business on June 30, 2017.

The Fund commenced investment operations on July 1, 2017 with Class A and Class I shares. Prior to that date, its only activity was a transfer of 155,132 shares of the Fund’s Class A shares and a transfer of 559,106 shares of the Fund’s Class I shares in exchange for the net assets of the Acquired Fund, at $7,721,484. This exchange was nontaxable. The primary net assets received by the Fund were cash, receivables and securities of the Acquired Fund with a fair value of $8,349,279 (identified cost of investments transferred was $8,194,106). The Fund’s liabilities were also assumed. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $21,520, were being amortized over a one-year period from July 1, 2017 (commencement of operations).

Note 3 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$13,598,080			$13,598,080
Short-Term Investments	34,994			34,994
Total Investments	$13,633,074	$-	$-	$13,633,074

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Square Investments Trust

By: /s/ Mark D. Goodwin
  Mark D. Goodwin,
  President

Date:         8/22/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark D. Goodwin
  Mark D. Goodwin,
  President

Date:      8/22/19

By: /s/ Alan E. Molotsky
Alan E. Molotsky,
Treasurer

Date:    8/22/19